Other investments (Tables)	12 Months Ended
Mar. 31, 2018
Other investments
Schedule of other investments Included within non-current assets

	2018	2017
	€m	€m
Included within non-current assets:
Equity securities:
Listed[1]	3	3
Unlisted[2]	44	82
Debt securities:
Other debt and bonds[2]	3,157	3,374
	3,204	3,459

Schedule of current other investments Included within current assets

	2018	2017
	€m	€m
Included within current assets:
Debt securities:
Public debt and bonds[1]	2,517	2,284
Other debt and bonds[2]	4,896	2,727
Cash and other investments held in restricted deposits	1,382	1,109
	8,795	6,120